COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16 – COMMITMENTS AND CONTINGENCIES

Contractual Obligations and Commercial Commitments

On February 20, 2017, we entered into a consulting agreement with a third party that has a twelve month term, and which can be extended by mutual agreement. The agreement provides for the issuance of a five (5) year warrant to the consultant, upon the execution of the agreement, to purchase 250,000 shares of our common stock at a price of $0.18 per share, plus the payment of $7,500 on the first day of each month, beginning March 1, 2016, coupled with the monthly issuance of five (5) year warrants to purchase our common stock in a number of shares determined by dividing $7,500 by $0.18 per share. These warrants are exercisable at a price of $0.18 per share. During the nine months ended September 30, 2017, we recognized $84,380 of expense applicable to this consulting agreement.

On May 6, 2014, we entered into a consulting agreement with two third party consultants that has a nine month term, which can be renewed and/or extended by mutual agreement. Currently, the renewal of the agreement is under negotiation. The agreement provides for a $50,000 payment to the consultants at signing, which has been paid, and for three more $50,000 payments (a total of $200,000) and the issuance of 100,000 shares of our common stock upon the achievement of certain goals as set forth in appendix II of the agreement. During the three and nine months ended September 30, 2017 and 2016, we recognized no expenses applicable to this agreement At September 30, 2017 and December 31, 2016 the project was approximately 80% complete and $110,000 is included in accrued expenses on our consolidated balance sheets. The value of the 100,000 shares will be recognized upon achievement of the goals. The project has been suspended and it is unknown when it will resume.

Financing Agreement – Equity Line of Credit

On December 28, 2016, the Company entered into an equity line of credit agreement with Tangiers Global, LLC (“Tangiers”). Under the equity line agreement, Tangiers has agreed to provide the Company with up to $10,000,000 of funding through the purchase of shares of the Company’s common stock. During the term of the agreement, the Company may deliver a put notice to Tangiers, which will specify the number of shares which the Company will sell to Tangiers. The minimum amount the Company can draw down at any one time is $5,000, and the maximum amount the Company can draw down at any one time is $350,000 as determined by the formula contained in the equity line agreement.

A closing will occur on the date which is no earlier than five trading days following, and no later than seven trading days following, the applicable put notice. On each closing date, the Company will sell, and Tangiers will purchase, the shares of the Company’s common stock specified in the put notice. The amount to be paid by Tangiers on a particular closing date will be determined by multiplying the purchase price by the number of shares specified in the put notice. The purchase price is 85% of the average of the two lowest trading prices of the Company’s common stock during the pricing period applicable to the put notice. The pricing period, with respect to a particular put notice, is five consecutive trading days including, and immediately following, the delivery of a put notice to Tangiers. The Company may submit a put notice once every ten trading days provided the closing of the previous transaction has taken place. The Company is under no obligation to submit any put notices.

The Company has delivered seven (7) put notices to Tangiers as of September 30, 2017, and has received $1,380,204, under the terms of the equity line of credit agreement from the sale of 1,897,215 shares of our common stock to Tangiers. Subsequent to September 30, 2017, the Company delivered an additional put notice to Tangiers, and received $162,506, under the terms of the equity line of credit agreement from the sale of 267,703 shares of our common stock to Tangiers.

Legal Proceedings

We were not subject to any legal proceedings during the nine months ended September 30, 2017, and, to the best of our knowledge, no legal proceedings are pending or threatened.

NOTE 18 – COMMITMENTS AND CONTINGENCIES

Contractual Obligations and Commercial Commitments

Consulting Agreement for GAAP Reporting Services

On February 20, 2016, we entered into a consulting agreement with a third party that has a twelve month term, and which can be extended by mutual agreement. The agreement provides for the issuance of a five (5) year warrant to the consultant, upon the execution of the agreement, to purchase 250,000 shares of our common stock at a price of $0.18 per share, plus the payment of $7,500 on the first day of each month, beginning March 1, 2016, coupled with the monthly issuance of five (5) year warrants to purchase our common stock in an amount of shares determined by dividing $7,500 by $0.18 per share. These warrants are exercisable at a price of $0.18 per share. During the year ended 31, 2016, we recognized in our consolidated statements of operations expenses in the total amount of $394,215 related to this contract, as follows:

Year Ended December 31, 2016
Cash paid to consultant	$15,000
Shares of common stock issued to consultant	62,781
Fair value of warrants issued to consultant	319,419
$397,200

Financing Commitment

On December 28, 2016, we entered into an equity line of credit agreement with Tangiers Global, LLC (“Tangiers”). Under the equity line agreement, Tangiers has agreed to provide the Company with up to $10,000,000 of funding through the purchase of shares of the Company’s common stock. During the term of the agreement, the Company may deliver a put notice to Tangiers, which will specify the number of shares which the Company will sell to Tangiers. The minimum amount the Company can draw down at any one time is $5,000, and the maximum amount the Company can draw down at any one time is $350,000 as determined by the formula contained in the equity line agreement.

A closing will occur on the date which is no earlier than five trading days following, and no later than seven trading days following, the applicable put notice. On each closing date, the Company will sell, and Tangiers will purchase, the shares of the Company’s common stock specified in the put notice. The amount to be paid by Tangiers on a particular closing date will be determine by multiplying the purchase price by the number of shares specified in the put notice. The purchase price is 85% of the average of the two lowest trading prices of the Company’s common stock during the pricing period applicable to the put notice. The pricing period, with respect to a particular put notice, is five consecutive trading days including, and immediately following, the delivery of a put notice to Tangiers. The Company may submit a put notice once every ten trading days provided the closing of the previous transaction has taken place. The Company is under no obligation to submit any put notices.

The equity line agreement has a term of 36 months, which will begin on the effective date of the registration statement, which the Company has agreed to file with the Securities and Exchange Commission so that the shares of common stock to be sold to Tangiers may be sold in the public market. The Company issued a promissory note to Tangiers for the principal sum of $35,000 as a commitment fee for the equity line. The note bears interest at 10% per year, is unsecured, and is due and payable on July 8, 2017. The note is recorded on our consolidated balance sheet at December 31, 2016 in the amount of $35,000, net of a discount of $34,453. At the option of Tangiers, all or any part of the unpaid principal amount of the note may be converted into shares of the Company’s common stock. The number of shares to be issued on any conversion will be determined by dividing the principal amount of the note to be converted by $1.00.

Legal Proceedings

We are involved in disputes and legal actions arising in the normal course of our business. There have been no material developments in legal proceedings in which we are involved during the year ended December 31, 2016.